Guarantees, commitments and risks - Additional information (Details) t in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) t	Dec. 31, 2022 EUR (€)	Nov. 30, 2023 EUR (€)	May 09, 2023	Feb. 28, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2012 EUR (€)
Guarantees, commitments and risks
Guarantees	€ 17,660,000,000	€ 17,563,000,000
Capital commitments	27,363,000,000
Risks	1,140,000,000	1,228,000,000
Lease liabilities	€ 5,336,000,000	4,951,000,000				€ 5,337,000,000
Quantity of total emission of carbon dioxide | t	16,030
Quantity of free emission allowance of carbon dioxide | t	4,480
Deficit quantity of emission allowance of carbon dioxide | t	11,500
Period over which the management deems the liquidity reserves retained are enough to meet the financial obligations	18 months
Project relating to Dogger Bank (C)
Guarantees, commitments and risks
Independent gurantee contract amount	€ 1,272,000,000	1,259,000,000
Spain, United States and Italy renewable energy project
Guarantees, commitments and risks
Capital commitments	107,000,000	210,000,000
Alleged illegal handling of waste material
Guarantees, commitments and risks
Fine payable	700,000,000,000
Contextual confiscation amount	44,248,071,000,000
Block OPL 245 Nigeria
Guarantees, commitments and risks
Claim amount	700,000,000
Derivatives
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting	2,895,000,000	5,863,000,000
Eni Abu Dhabi Refining & Trading BV
Guarantees, commitments and risks
Capital commitments	€ 3,619,000,000	3,748,000,000
Eni Abu Dhabi Refining & Trading BV | ADNOC Refining
Guarantees, commitments and risks
Equity interest acquired (as a percent)	20.00%
Eni Trading Shipping Inc
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting		55,000,000
Eni Rewind SpA and Versalis SpA | Porto Torres dock damage
Guarantees, commitments and risks
Claim amount							€ 1,500,000,000
Eni Rewind SpA | Environmental claim relating to Municipality of Cengio
Guarantees, commitments and risks
Claim amount	€ 8,000,000
Eni Rewind SpA | Priolo - Malformation civil lawsuits [member]
Guarantees, commitments and risks
Claim amount					€ 800,000
Enimed SpA | Tax contingent liability [member]
Guarantees, commitments and risks
Estimated damage value	50,000,000
EniServizi SpA
Guarantees, commitments and risks
Amount charged for contract of property	16,860,000
Claim amount	30,000,000
Exploration & Production
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting	3,385,000,000	2,651,000,000
Exploration & Production | Neptune Energy Group Limited ("Neptune")
Guarantees, commitments and risks
Capital commitments	2,000,000,000
Global Gas & LNG Portfolio | Italy
Guarantees, commitments and risks
Independent gurantee contract amount	385,000,000	388,000,000
Euro Medium Term Notes
Guarantees, commitments and risks
Maximum amount issuable	20,000,000,000
Notional amount	16,800,000,000
Sustainability-linked credit facilities [member] | Committed borrowing facilities
Guarantees, commitments and risks
Undrawn borrowing facilities	9,100,000,000
Commited credit lines	3,000,000,000
Risk associated with contractual assurances to acquirers
Guarantees, commitments and risks
Risks	250,000,000	262,000,000
Value of assets of third parties under custody
Guarantees, commitments and risks
Risks	€ 879,000,000	957,000,000
Currency
Guarantees, commitments and risks
Percentage of confidence level	99.00%
Holding period	20 days
Interest rate risk
Guarantees, commitments and risks
Percentage of confidence level	99.00%
Holding period	20 days
Commodity price risk
Guarantees, commitments and risks
Percentage of confidence level	95.00%
Holding period	1 day
Strategic liquidity risk
Guarantees, commitments and risks
Percentage of confidence level	99.00%
Holding period	1 day
Period of medium and long-term financial debts for which coverage must be provided	24 months
Hydrocarbon exploration and production activities
Guarantees, commitments and risks
Capital commitments	€ 73,615,000,000	73,334,000,000
Var Energi ASA
Guarantees, commitments and risks
Independent gurantee contract amount	€ 2,013,000,000	€ 2,151,000,000
Cardon IV SA
Guarantees, commitments and risks
Proportion of ownership interest in joint venture	50.00%	50.00%
Proportion of voting rights held in joint venture	50.00%	50.00%
Contractual volumes of gas amount	€ 11,400,000,000
Azule Energy Holdings Ltd
Guarantees, commitments and risks
Independent gurantee contracts and other personal guarantees amount	€ 3,055,000,000	€ 3,164,000,000
Proportion of ownership interest in joint venture	50.00%
Proportion of voting rights held in joint venture	50.00%	50.00%
Partners of unincorporated joint operations
Guarantees, commitments and risks
Lease liabilities	€ 741,000,000	€ 760,000,000
Financial administration for credits VAT refunds
Guarantees, commitments and risks
Independent gurantee contract amount	258,000,000	47,000,000
Greenpeace Onlus and ReCommon APS, together with 12 private citizens | Climate dispute
Guarantees, commitments and risks
Percentage of emissions to be reduced by 2030 compared to 2020 levels				45.00%
Pastor and the associations | NAOC Ltd | Alleged damages deriving from artefacts
Guarantees, commitments and risks
Estimated damage value			€ 48,000,000
Coral FLNG SA | Third parties
Guarantees, commitments and risks
Maximum financial guarantee given by the company	€ 1,357,000,000
Percentage of obligation covered by guarantee	100.00%
Consolidated subsidiaries
Guarantees, commitments and risks
Guarantee for bid bonds and performance bonds	€ 3,783,000,000	3,282,000,000
Underlying commitment	7,662,000,000	7,003,000,000
Guarantees	7,772,000,000	7,082,000,000
Consolidated subsidiaries | Exploration & Production
Guarantees, commitments and risks
Independent gurantee contract amount	1,096,000,000	1,098,000,000
Consolidated subsidiaries | Social security institutes
Guarantees, commitments and risks
Independent gurantee contract amount	375,000,000	205,000,000
Joint ventures and associates
Guarantees, commitments and risks
Guarantee for bid bonds and performance bonds	1,397,000,000	1,613,000,000
Underlying commitment	6,077,000,000	6,859,000,000
Guarantees	9,294,000,000	9,802,000,000
Joint ventures and associates | Unsecured and other guarantees
Guarantees, commitments and risks
Bank guarantee	1,448,000,000	1,499,000,000
Joint ventures and associates | Gulf LNG Energy and Gulf LNG Pipeline
Guarantees, commitments and risks
Guarantees	184,000,000	190,000,000
Joint ventures and associates | Coral FLNG SA
Guarantees, commitments and risks
Guarantee for bid bonds and performance bonds	1,327,000,000	1,378,000,000
Others
Guarantees, commitments and risks
Underlying commitment	296,000,000	323,000,000
Guarantees	398,000,000	477,000,000
Others | State oil Company of Mozambique ENH
Guarantees, commitments and risks
Guarantees	€ 161,000,000	€ 167,000,000